Offerings	Dec. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,070,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,682.62
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Tapestry, Inc.’s Registration Statement on Form S-3 (File No. 333-276823) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,980,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,668.84
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Tapestry, Inc.’s Registration Statement on Form S-3 (File No. 333-276823) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.